Fair value of financial instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financial assets:
Instruments with carrying value that approximates fair value (carrying value)	$ 746,006		$ 882,762
Securities held-to-maturity (carrying value)	34,113		26,536
Loans, net of allowance (carrying value)	5,635,480	[1]	4,864,329	[2]
Instruments with carrying value that approximates fair value (Fair value)	746,006		882,762
Securities held-to-maturity (Fair value)	34,149		26,637
Loans, net of allowance (Fair value)	5,784,172	[1]	4,913,473	[2]
Financial liabilities:
Instruments with carrying value that approximates fair value (carrying value)	2,494,734		2,693,408
Short-term borrowings	1,449,023		1,323,466
Borrowings and long-term debt (carrying value)	1,905,540		1,487,548
Commitments to extend credit, standby letters of credit, and financial guarantees written (carrying value)	5,781		10,497
Instruments with carrying value that approximates fair value (Fair value)	2,494,824		2,692,832
Short-term borrowings (Fair value)	1,453,159		1,319,350
Borrowings and long-term debt (Fair value)	1,922,544		1,441,919
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	4,841		9,807
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Instruments with carrying value that approximates fair value (Fair value)	0
Securities held-to-maturity (Fair value)	19,444
Loans, net of allowance (Fair value)	0	[1]
Financial liabilities:
Instruments with carrying value that approximates fair value (Fair value)	0
Short-term borrowings (Fair value)	0
Borrowings and long-term debt (Fair value)	0
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	0
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Instruments with carrying value that approximates fair value (Fair value)	746,006
Securities held-to-maturity (Fair value)	14,705
Loans, net of allowance (Fair value)	5,784,172	[1]
Financial liabilities:
Instruments with carrying value that approximates fair value (Fair value)	2,494,824
Short-term borrowings (Fair value)	1,453,159
Borrowings and long-term debt (Fair value)	1,922,544
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	4,841
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Instruments with carrying value that approximates fair value (Fair value)	0
Securities held-to-maturity (Fair value)	0
Loans, net of allowance (Fair value)	0	[1]
Financial liabilities:
Instruments with carrying value that approximates fair value (Fair value)	0
Short-term borrowings (Fair value)	0
Borrowings and long-term debt (Fair value)	0
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	$ 0

[1]	The carrying value of loans is net of the Allowance for loan losses of $73.0 million for December 31, 2012.
[2]	The carrying value of loans is net of the Allowance for loan losses of $88.5 million for December 31, 2011.